DERIVATIVE FINANCIAL INSTRUMENTS 3 (Details) - USD ($) $ in Millions		Dec. 31, 2015		Dec. 31, 2014
Fixed Price Contracts And Other Derivatives, Current Assets [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	[1],[2]	$ 4		$ 10
Commodity contracts not subject to rate recovery	[1]	13		25
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate and foreign exchange instruments	[1]			8
Commodity contracts not subject to rate recovery	[1]	245		143
Associated offsetting commodity contracts not subject to rate recovery	[1]	(232)		(129)
Associated cash collateral commodity contracts not subject to rate recovery	[1]	(6)		(11)
Commodity contracts subject to rate recovery	[1]	28		36
Associated cash collateral commodity contracts subject to rate recovery	[1]	0		0
Associated offsetting commodity contracts subject to rate recovery	[1]	(2)		(3)
Net amount presented on balance sheet	[1]	50		79
Additional margin posted for commodity contracts not subject to rate recovery	[1]	2
Additional margin posted for commodity contracts subject to rate recovery	[1]	28		14
Total	[1],[3]	80		93
Fixed Price Contracts And Other Derivatives, Current Assets [Member] | San Diego Gas and Electric Company [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	[2]	0	[1]	0
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Commodity contracts not subject to rate recovery	[1]	0
Associated cash collateral commodity contracts not subject to rate recovery	[1]	0
Commodity contracts subject to rate recovery	[1]	27		32
Associated cash collateral commodity contracts subject to rate recovery	[1]	0		0
Associated offsetting commodity contracts subject to rate recovery	[1]	(2)		0
Net amount presented on balance sheet	[1]	25		32
Additional margin posted for commodity contracts not subject to rate recovery	[1]	1
Additional margin posted for commodity contracts subject to rate recovery	[1]	27		12
Total	[3]	53	[1]	44
Fixed Price Contracts And Other Derivatives, Current Assets [Member] | Southern California Gas Company [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Commodity contracts not subject to rate recovery	[1]	0
Associated cash collateral commodity contracts not subject to rate recovery	[1]	0
Commodity contracts subject to rate recovery	[1]	1		4
Associated offsetting commodity contracts subject to rate recovery	[1]			(3)
Net amount presented on balance sheet	[1]	1		1
Additional margin posted for commodity contracts subject to rate recovery	[1]	1		2
Total	[1]	2		3
Fixed Price Contracts And Other Derivatives, Noncurrent Assets [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	[2]	1		3
Commodity contracts not subject to rate recovery		0		0
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate and foreign exchange instruments				27
Commodity contracts not subject to rate recovery		32		32
Associated offsetting commodity contracts not subject to rate recovery		(20)		(27)
Associated cash collateral commodity contracts not subject to rate recovery		0		0
Commodity contracts subject to rate recovery		49		76
Associated cash collateral commodity contracts subject to rate recovery		0		0
Associated offsetting commodity contracts subject to rate recovery		(2)		(1)
Net amount presented on balance sheet		60		110
Additional margin posted for commodity contracts not subject to rate recovery		0
Additional margin posted for commodity contracts subject to rate recovery		0		0
Total	[3]	60		110
Fixed Price Contracts And Other Derivatives, Noncurrent Assets [Member] | San Diego Gas and Electric Company [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	[2]	0		0
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Commodity contracts not subject to rate recovery		0
Associated cash collateral commodity contracts not subject to rate recovery		0
Commodity contracts subject to rate recovery		49		76
Associated cash collateral commodity contracts subject to rate recovery		0		0
Associated offsetting commodity contracts subject to rate recovery		(2)		(1)
Net amount presented on balance sheet		47		75
Additional margin posted for commodity contracts not subject to rate recovery		0
Additional margin posted for commodity contracts subject to rate recovery		0		0
Total	[3]	47		75
Fixed Price Contracts And Other Derivatives, Noncurrent Assets [Member] | Southern California Gas Company [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Commodity contracts not subject to rate recovery		0
Associated cash collateral commodity contracts not subject to rate recovery		0
Commodity contracts subject to rate recovery		0		0
Associated offsetting commodity contracts subject to rate recovery				0
Net amount presented on balance sheet		0		0
Additional margin posted for commodity contracts subject to rate recovery		0		0
Total		0		0
Fixed Price Contracts And Other Derivatives, Current Liabilities [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	[2],[4]	(15)		(17)
Commodity contracts not subject to rate recovery	[4]	0		0
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate and foreign exchange instruments	[4]			(7)
Commodity contracts not subject to rate recovery	[4]	(239)		(135)
Associated offsetting commodity contracts not subject to rate recovery	[4]	232		129
Associated cash collateral commodity contracts not subject to rate recovery	[4]	4		0
Commodity contracts subject to rate recovery	[4]	(61)		(36)
Associated cash collateral commodity contracts subject to rate recovery	[4]	28		23
Associated offsetting commodity contracts subject to rate recovery	[4]	2		3
Net amount presented on balance sheet	[4]	(49)		(40)
Additional margin posted for commodity contracts not subject to rate recovery	[4]	0
Additional margin posted for commodity contracts subject to rate recovery	[4]	0		0
Total	[3],[4]	(49)		(40)
Fixed Price Contracts And Other Derivatives, Current Liabilities [Member] | San Diego Gas and Electric Company [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	[2]	(14)	[4]	(16)
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Commodity contracts not subject to rate recovery	[4]	(1)
Associated cash collateral commodity contracts not subject to rate recovery	[4]	1
Commodity contracts subject to rate recovery	[4]	(60)		(32)
Associated cash collateral commodity contracts subject to rate recovery	[4]	28		23
Associated offsetting commodity contracts subject to rate recovery	[4]	2		0
Net amount presented on balance sheet	[4]	(44)		(25)
Additional margin posted for commodity contracts not subject to rate recovery	[4]	0
Additional margin posted for commodity contracts subject to rate recovery	[4]	0		0
Total	[3],[4]	(44)		(25)
Fixed Price Contracts And Other Derivatives, Current Liabilities [Member] | Southern California Gas Company [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Commodity contracts not subject to rate recovery	[4]	(1)
Associated cash collateral commodity contracts not subject to rate recovery	[4]	1
Commodity contracts subject to rate recovery	[4]	(1)		(4)
Associated offsetting commodity contracts subject to rate recovery	[4]			3
Net amount presented on balance sheet	[4]	(1)		(1)
Additional margin posted for commodity contracts subject to rate recovery	[4]	0		0
Total	[4]	(1)		(1)
Fixed Price Contracts And Other Derivatives, Noncurrent Liabilities [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	[2]	(156)		(109)
Commodity contracts not subject to rate recovery		0		0
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate and foreign exchange instruments				(22)
Commodity contracts not subject to rate recovery		(21)		(29)
Associated offsetting commodity contracts not subject to rate recovery		20		27
Associated cash collateral commodity contracts not subject to rate recovery		0		0
Commodity contracts subject to rate recovery		(64)		(20)
Associated cash collateral commodity contracts subject to rate recovery		26		13
Associated offsetting commodity contracts subject to rate recovery		2		1
Net amount presented on balance sheet		(193)		(139)
Additional margin posted for commodity contracts not subject to rate recovery		0
Additional margin posted for commodity contracts subject to rate recovery		0		0
Total	[3]	(193)		(139)
Fixed Price Contracts And Other Derivatives, Noncurrent Liabilities [Member] | San Diego Gas and Electric Company [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	[2]	(23)		(31)
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Commodity contracts not subject to rate recovery		0
Associated cash collateral commodity contracts not subject to rate recovery		0
Commodity contracts subject to rate recovery		(64)		(20)
Associated cash collateral commodity contracts subject to rate recovery		26		13
Associated offsetting commodity contracts subject to rate recovery		2		1
Net amount presented on balance sheet		(59)		(37)
Additional margin posted for commodity contracts not subject to rate recovery		0
Additional margin posted for commodity contracts subject to rate recovery		0		0
Total	[3]	(59)		(37)
Fixed Price Contracts And Other Derivatives, Noncurrent Liabilities [Member] | Southern California Gas Company [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Commodity contracts not subject to rate recovery		0
Associated cash collateral commodity contracts not subject to rate recovery		0
Commodity contracts subject to rate recovery		0		0
Associated offsetting commodity contracts subject to rate recovery				0
Net amount presented on balance sheet		0		0
Additional margin posted for commodity contracts subject to rate recovery		0		0
Total		$ 0		$ 0

[1]	Included in Current Assets: Other for SoCalGas.
[2]	Includes Otay Mesa VIE. All of SDG&E’s amounts relate to Otay Mesa VIE.
[3]	Normal purchase contracts previously measured at fair value are excluded.
[4]	Included in Current Liabilities: Other for SoCalGas.